Securities purchased under an agreement to sell	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Securities Purchased under Agreements to Resell [Abstract]
Securities purchased under an agreement to sell
Securities purchased under an agreement to sell
The Company may enter into repurchase and reverse repurchase agreements with financial institutions in which the financial institution agrees to resell or repurchase and the Company agrees to repurchase or resell such securities at a mutually agreed price upon maturity. As of September 30, 2014, the Company held outstanding reverse repurchase agreements valued at $19.9 million (December 31, 2013 - $38.1 million). As of September 30, 2014, the total value of securities received as collateral by the Company was $19.4 million (December 31, 2013 - $37.6 million). As the Company held only reverse repurchase agreements as of September 30, 2014, these positions are not impacted by master netting agreements. Interest expense and income related to these transactions are included in interest payable and receivable in the condensed consolidated balance sheets. For the three months ended September 30, 2014, there was a foreign currency loss of $2.4 million (2013 – gain of $1.2 million) on reverse repurchase agreements included in net investment income in the condensed consolidated statements of income (loss). For the nine months ended September 30, 2014, there was a foreign currency loss of $2.6 million (2013 - gain of $1.3 million) on reverse repurchase agreements included in net investment income in the condensed consolidated statements of income (loss). Generally, reverse repurchase agreements mature within 30 to 90 days.

Securities purchased under an agreement to sell
The Company may enter into repurchase and reverse repurchase agreements with financial institutions in which the financial institution agrees to resell or repurchase and the Company agrees to repurchase or resell such securities at a mutually agreed price upon maturity. As of December 31, 2013, the Company held outstanding reverse repurchase agreements valued at $38.1 million (December 31, 2012 - $60.4 million). As of December 31, 2013, the total value of securities received as collateral by the Company was $37.6 million (December 31, 2012 - $60.0 million). As the Company held only reverse repurchase agreements as of December 31, 2013, these positions are not impacted by master netting agreements. Interest expense and income related to these transactions are included in interest payable and receivable in the consolidated balance sheets. For the year ended December 31, 2013, foreign currency gains of $1.9 million (2012 – gains of $0.6 million) on reverse repurchase agreements are included in net investment income in the consolidated statements of income (loss). Generally, reverse repurchase agreements mature within 30 to 90 days.